Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue
Revenue

Note 5. Revenue

Revenue from Contracts with Customers (ASC 606)

We measure revenue based on the consideration specified in the client arrangement, and revenue is recognized when the performance obligations in the client arrangement are satisfied. Our principal source of revenue is from the procurement, trade, manufacture, and distribution of coffee, tea and extracts to customers in the United States, Europe, and Asia.

The transaction price of a contract, net of discounts and expected returns, is allocated to each distinct performance obligation based on the relative standalone selling price of the obligation and is recognized as revenue when the performance obligation is satisfied. The standalone selling price is the estimated price we would charge for the good or service in a separate transaction with similar customers in similar circumstances. Identifying distinct performance obligations and determining the standalone selling price for each performance obligation within a contract requires management judgment.

Substantially all our client contracts require that we be compensated for services performed to date. This is upon shipment of goods or upon delivery to the customer, depending on contractual terms. Shipping and handling costs paid by the customer to us are included in revenue and costs incurred by us for shipping and handling activities that are performed after a customer obtains control of the product are accounted for as fulfillment costs. In addition, we exclude from net revenue and cost of sales taxes assessed by governmental authorities on revenue-producing transactions. Although we occasionally accept returns of products from our customers, historically returns have not been material.

At times, the Company may enter into agreements in which its Sustainable Sourcing & Traceability segment will sell inventory to a third party, from whom the Company’s Beverage Solutions segment has an obligation to repurchase.  Such transactions are accounted for as financing transactions in accordance with ASC 606.  At March 31, 2023, the Company has $10.2 million of such repurchase agreement obligations, collateralized by the corresponding inventory, that are recorded within accrued expenses and other current liabilities on the Condensed Consolidated Balance Sheets.  Net cash flows associated with these repurchase agreements are reported as financing activities in the Condensed Consolidated Statements of Cash Flows.

Revenue from Forward Contracts (ASC 815)

A portion of the Company’s revenues consist of sales from commodity contracts that are accounted for under ASC 815. Sales from commodity contracts primarily relate to forward sales of green coffee which are accounted for as derivatives at fair value under ASC 815. These forward sales meet the definition of a derivative under ASC 815 as they have an underlying, notional amount, no initial net investment and can be net settled since the commodity is readily converted to cash. The Company does not apply the normal purchase and normal sale exception under ASC 815 to these contracts.

Revenues from commodity contracts are recognized in revenues for the contractually stated amount when the contracts are settled. Settlement generally occurs upon shipment or delivery of the product when title and risks and rewards of ownership transfers to the customer. Prior to settlement, these forward sales contracts are recognized at fair value with the unrealized gains or losses recorded within costs of sales in our Condensed Consolidated Statements of Operations. For the three months ended March 31, 2023 and 2022, we recorded $1.0 million of net unrealized losses and $6.9 million of net unrealized gains, respectively, within costs of sales.

For the three months ended March 31, 2023 and 2022, the Company recognized $24.4 million and $38.1 million in revenues under ASC 815, respectively, which are reported within the Company’s Sustainable Sourcing & Traceability segment.

Contract Estimates

The nature of the Company’s contracts give rise to variable consideration including cash discounts, volume-based rebates, point of sale promotions, and other promotional discounts to certain customers. For all promotional programs and discounts, the Company estimates the rebate or discount that will be granted to the customer and records an accrual upon invoicing. These estimated rebates or discounts are included in the transaction price of the Company’s contracts with customers as a reduction to net revenues and are included as accrued sales incentives in accrued expenses and other current liabilities in the Condensed Consolidated Balance Sheets. Accrued sales incentives were $1.3 million and $1.3 million at March 31, 2023 and December 31, 2022, respectively.

We do not disclose the value of unsatisfied performance obligations for contracts (i) with an original expected length of one year or less or (ii) for which the Company recognizes revenue at the amount in which it has the right to invoice as the product is delivered.

Contract Balances

Contract balances relate primarily to advances received from the Company’s customers before revenue is recognized. The Company does not have any material contract liabilities as of March 31, 2023 or December 31, 2022. Receivables from contracts with customers are included in accounts receivable, net on the Company’s Condensed Consolidated Balance Sheets. At March 31, 2023 and December 31, 2022, accounts receivable, net included $118.0 million and $104.7 million in receivables from contracts with customers, respectively.

Contract acquisition costs for obtaining contracts that are deemed recoverable are capitalized as contract costs. Such costs result from the payment of sales incentives and are amortized over the contract life. As of March 31, 2023 and December 31, 2022, no costs were capitalized as all arrangements were less than a year.

Disaggregated Revenue

In general, the Company’s business segmentation is aligned according to the nature and economic characteristics of its products and customer relationships and provides meaningful disaggregation of each business segment’s results of operations.

Further disaggregation of revenues from sales to external customers by type and geographic area, based on customer location, for the periods indicated is as follows:

	Three Months Ended March 31,
(Thousands)	2023	2022
Coffee & tea	$146,349	$121,682
Flavors, extracts & ingredients	33,862	25,666
Other	998	1,014
Green coffee	24,233	38,066
Net sales	$205,442	$186,428

	Three Months Ended March 31,
(Thousands)	2023	2022
United States	$185,561	$153,016
All other countries	19,881	33,412
Net sales	$205,442	$186,428

Note 5. Revenue

Revenue from Contracts with Customers (ASC 606)

We measure revenue based on the consideration specified in the client arrangement, and revenue is recognized when the performance obligations in the client arrangement are satisfied. Our principal source of revenue is from the procurement, trade, manufacture, and distribution of coffee, tea and extracts to customers in the United States, Europe, and Asia.

The transaction price of a contract, net of discounts and expected returns, is allocated to each distinct performance obligation based on the relative standalone selling price of the obligation and is recognized as revenue when the performance obligation is satisfied. The standalone selling price is the estimated price we would charge for the good or service in a separate transaction with similar customers in similar circumstances. Identifying distinct performance obligations and determining the standalone selling price for each performance obligation within a contract requires management judgment.

Substantially all our client contracts require that we be compensated for services performed to date. This is upon shipment of goods or upon delivery to the customer, depending on contractual terms. Shipping and handling costs paid by the customer to us are included in revenue and costs incurred by us for shipping and handling activities that are performed after a customer obtains control of the product are accounted for as fulfillment costs. In addition, we exclude from net revenue and cost of sales taxes assessed by governmental authorities on revenue-producing transactions. Although we occasionally accept returns of products from our customers, historically returns have not been material.

At times, the Company may enter into agreements in which its Sustainable Sourcing & Traceability segment will sell inventory to a third party, from whom the Company’s Beverage Solutions segment has an obligation to repurchase. Such transactions are accounted for as financing transactions in accordance with ASC 606.  At December 31, 2022, the Company has $14.6 million of such repurchase agreement obligations, collateralized by the corresponding inventory, that are recorded within accrued expenses and other current liabilities on the Consolidated Balance Sheets.  Net cash flows associated with these repurchase agreements are reported as financing activities in the Consolidated Statements of Cash Flows.

Revenue from Forward Contracts (ASC 815)

A portion of the Company’s revenues consist of sales from commodity contracts that are accounted for under ASC 815. Sales from commodity contracts primarily relate to forward sales of green coffee which are accounted for as derivatives at fair value under ASC 815. These forward sales meet the definition of a derivative under ASC 815 as they have an underlying, notional amount, no initial net investment and can be net settled since the commodity is readily converted to cash. The Company does not apply the normal purchase and normal sale exception under ASC 815 to these contracts.

Revenues from commodity contracts are recognized in revenues for the contractually stated amount when the contracts are settled. Settlement generally occurs upon shipment or delivery of the product when title and risks and rewards of ownership transfers to the customer. Prior to settlement, these forward sales contracts are recognized at fair value with the unrealized gains or losses recorded within cost of sales on our Consolidated Statements of Operations. For the years ended December 31, 2022, 2021 and 2020, we recorded $8.8 million of net unrealized gains, $4.8 million of net unrealized losses and $2.2 million of net unrealized gains, respectively, within costs of sales.

For the years ended December 31, 2022, 2021 and 2020, the Company recognized $181.7 million, $145.6 million and $123.8 million in revenues under ASC 815, respectively, and are reported within the Company’s Sustainable Sourcing & Traceability segment.

Contract Estimates

The nature of the Company’s contracts give rise to variable consideration including cash discounts, volume-based rebates, point of sale promotions, and other promotional discounts to certain customers. For all promotional programs and discounts, the Company estimates the rebate or discount that will be granted to the customer and records an accrual upon invoicing. These estimated rebates or discounts are included in the transaction price of the Company’s contracts with customers as a reduction to net revenues and are included as accrued sales incentives in accrued expenses and other current liabilities in the Consolidated Balance Sheets. Accrued sales incentives were $1.3 million at December 31, 2022 and $1.9 million at December 31, 2021.

We do not disclose the value of unsatisfied performance obligations for contracts (i) with an original expected length of one year or less or (ii) for which the Company recognizes revenue at the amount in which it has the right to invoice as the product is delivered.

Contract Balances

Contract balances relate primarily to advances received from the Company’s customers before revenue is recognized. The Company does not have any material contract liabilities as of December 31, 2022 or 2021. Receivables from contracts with customers are included in accounts receivable, net on the Company’s Consolidated Balance Sheets. At December 31, 2022 and 2021, accounts receivable, net included $104.7 million and $89.0 million in receivables from contracts with customers, respectively.

Contract acquisition costs for obtaining contracts that are deemed recoverable are capitalized as contract costs. Such costs result from the payment of sales incentives and are amortized over the contract life. As of December 31, 2022 and 2021, no costs were capitalized as all arrangements were less than a year.

Contract assets, primarily deferred promotional incentives paid to customers, totaled $0.4 million at December 31, 2022 and $0.5 million at December 31, 2021, and were included in prepaid expenses and other current assets on our Consolidated Balance Sheets. Deferred promotional incentives are amortized straight-line over the contract life. Amortization of deferred contract costs for the years ended December 31, 2022, 2021 and 2020 was $1.2 million, $0.3 million and $1.3 million, respectively, and are included in revenues in our Consolidated Statements of Operations.

Concentration of Customers

For the years ended December 31, 2022 and 2021, no customers accounted for more than 10% of our consolidated net revenues. For the year ended December 31, 2020, one customer, which is reported within our Beverage Solutions segment accounted for approximately 10% of our net revenue.

Disaggregated Revenue

In general, the Company’s business segmentation is aligned according to the nature and economic characteristics of its products and customer relationships and provides meaningful disaggregation of each business segment’s results of operations.

Further disaggregation of revenues from sales to external customers by type and geographic area, based on customer location, is as follows:

	Year Ended December 31,
(Thousands)	2022	2021	2020
Coffee & tea	$569,464	$445,466	$344,919
Flavors, extracts & ingredients	112,155	98,850	72,460
Other	3,684	6,697	7,527
Green coffee	182,569	147,131	125,940
Net sales	$867,872	$698,144	$550,846

	Year Ended December 31,
(Thousands)	2022	2021	2020
United States	$719,437	$583,011	$445,210
All other countries	148,435	115,133	105,636
Net sales	$867,872	$698,144	$550,846